INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	€ 168,757
Deferred tax liabilities, beginning of period	(95,973)
Total net deferred tax assets/(liabilities), beginning of period	72,784
Total net deferred tax assets/(liabilities), beginning of period		€ 38,747
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	30,178	12,001
Charged to equity	(25,002)	18,070
Translation differences and other changes	(1,085)	3,966
Deferred tax assets, end of period	203,382	168,757
Deferred tax liabilities, end of period	(126,507)	(95,973)
Total net deferred tax assets/(liabilities), end of period	76,875	72,784
Provisions
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	103,981	90,663
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	16,556	12,712
Translation differences and other changes	(258)	606
Deferred tax assets, end of period	120,279	103,981
Deferred income
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	51,635	52,241
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement		(606)
Deferred tax assets, end of period	51,635	51,635
Employee benefits
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	3,041	2,931
Changes in deferred tax liability (asset) [abstract]
Charged to equity	(376)	110
Deferred tax assets, end of period	2,665	3,041
Foreign currency exchange rate differences
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	610	516
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,830	95
Translation differences and other changes	(1)	(1)
Deferred tax assets, end of period	3,439	610
Cash flow hedge reserve
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	8,455
Changes in deferred tax liability (asset) [abstract]
Charged to equity	(8,455)	8,455
Deferred tax assets, end of period	0	8,455
Inventory obsolescence
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	69,107	61,726
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	31,648	7,131
Translation differences and other changes	80	250
Deferred tax assets, end of period	100,835	69,107
Allowances for doubtful accounts
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	5,178	5,643
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	50	(474)
Translation differences and other changes	(5)	9
Deferred tax assets, end of period	5,223	5,178
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	17,555	17,551
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(15)	7
Translation differences and other changes	(7)	(3)
Deferred tax assets, end of period	17,533	17,555
Trademark step-up
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	84,537	83,700
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	837	837
Deferred tax assets, end of period	85,374	84,537
Patent box
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	65,693	27,902
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	12,688	37,791
Deferred tax assets, end of period	78,381	65,693
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	14,328	6,027
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	575	3,927
Translation differences and other changes	(59)	4,374
Deferred tax assets, end of period	14,844	14,328
Total deferred tax assets
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	424,120	348,900
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	65,169	61,420
Charged to equity	(8,831)	8,565
Translation differences and other changes	(250)	5,235
Deferred tax assets, end of period	480,208	424,120
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(6,781)	(7,550)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,076	1,217
Translation differences and other changes	(352)	(448)
Deferred tax liabilities, end of period	(5,057)	(6,781)
Capitalization of development costs
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(311,438)	(264,087)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(44,134)	(47,349)
Translation differences and other changes	(2)	(2)
Deferred tax liabilities, end of period	(355,574)	(311,438)
Employee benefits
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(1,053)	(844)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(457)	(209)
Deferred tax liabilities, end of period	(1,510)	(1,053)
Foreign currency exchange rate differences
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(526)	(559)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(634)	33
Deferred tax liabilities, end of period	(1,160)	(526)
Cash flow hedge reserve
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period		(9,505)
Changes in deferred tax liability (asset) [abstract]
Charged to equity	(16,171)	9,505
Deferred tax liabilities, end of period	(16,171)
Tax on undistributed earnings
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(17,404)	(15,861)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	6,826	(1,543)
Deferred tax liabilities, end of period	(10,578)	(17,404)
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(14,134)	(11,747)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,332	(1,568)
Translation differences and other changes	(481)	(819)
Deferred tax liabilities, end of period	(13,283)	(14,134)
Total deferred tax liabilities
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(351,336)	(310,153)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(34,991)	(49,419)
Charged to equity	(16,171)	9,505
Translation differences and other changes	(835)	(1,269)
Deferred tax liabilities, end of period	€ (403,333)	€ (351,336)